STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at July 14, 2021 (inception) at Jul. 13, 2021
Beginning balance, shares at Jul. 13, 2021
Common shares issued to initial stockholders(1)(2)		$ 690	24,310		25,000
Common shares issued to initial stockholders, shares		6,900,000
Issuance of Representative Shares	[1]	$ 24	846		870
Issuance of Representative Shares, shares		240,000
Sale of private placement units		$ 117	11,709,883		11,710,000
Sale of private placement units, shares		1,171,000
Initial classification of warrants included in the units sold in the Initial Public Offering			12,834,000		12,834,000
Common stock Accretion to redemption value			(24,569,039)	(8,065,487)	(32,634,526)
Net loss				(138,439)	(138,439)
Ending balance, value at Dec. 31, 2021		$ 831		(8,203,926)	(8,203,095)
Ending balance, shares at Dec. 31, 2021		8,311,000
Net loss				(435,449)	(435,449)
Ending balance, value at Jun. 30, 2022		$ 831		(8,794,605)	(8,793,774)
Ending balance, shares at Jun. 30, 2022		8,311,000
Balance at July 14, 2021 (inception) at Mar. 31, 2022		$ 831		(8,380,281)	(8,379,450)
Beginning balance, shares at Mar. 31, 2022		8,311,000
Net loss				(259,094)	(259,094)
Ending balance, value at Jun. 30, 2022		$ 831		$ (8,794,605)	$ (8,793,774)
Ending balance, shares at Jun. 30, 2022		8,311,000

[1]	On November 22, 2021, the Company effected a stock dividend of 0.2 shares for each outstanding, resulting in 6,900,000 founders shares and 240,000 representative shares, totaling 7,140,000 shares issued and outstanding (Note 7).